Investment Objectives and Goals - Goose Hollow Multi-Strategy Income ETF	Jul. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: GOOSE HOLLOW MULTI-STRATEGY INCOME ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	Goose Hollow Multi-Strategy Income ETF (the “Fund”) seeks to provide income.